Stable Value Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract Values of the Synthetic GIC's in the Invesco Stable Value Fund
The following are the contract values of the synthetic GICs in the Invesco Stable Value Fund:

Contract Issuer	2025 Contract Value	Contract Issuer	2024 Contract Value
Synthetic GICs:		Synthetic GICs:
Mass Mutual	$4,687,072	Mass Mutual	$5,221,466
Nationwide Life Insurance	5,978,233	Nationwide Life Insurance	6,664,897
Pacific Life Insurance	6,077,316	Pacific Life Insurance	6,774,262
Prudential Insurance	5,952,584	Prudential Insurance	6,634,732
Transamerica	6,734,519	Transamerica	7,510,362
Voya	5,703,426	Voya	6,359,400
Subtotal	35,133,150	Subtotal	39,165,119
Cash	1,657,790	Cash	912,196
Total	$36,790,940	Total	$40,077,315